COVER LETTER

Leonard E. Neilson
A PROFESSIONAL CORPORATION
LEONARD E. NEILSON	8160 SOUTH HIGHLAND DRIVE, SUITE 104
Attorney at Law	Sandy, Utah 84093
Telephone: (801) 733-0800
Fax: (801) 733-0808
E-mail: LNeilsonLaw@aol.com

August 15, 2008

Securities and Exchange Commission

Office of Document Control

100 F Street NE

Washington, D.C. 20549

VIA: EDGAR

Re:	Rx Bids
Registration Statement
Form 10

To Whom It May Concern:

Please find herewith transmitted by EDGAR, the Form 10 registration statement pursuant to the Securities Exchange Act of 1934 filed on behalf of Rx Bids, a smaller reporting company.

Please direct all correspondences concerning this filing and Rx Bids to this office.

Yours truly,

/s/ Leonard E. Neilson Leonard E. Neilson

:ae

Attachments